Segment information (Tables)	6 Months Ended
Jun. 30, 2023
Operating Segments [Abstract]
Schedules of Revenue by Geographical Locations
The following tables present details on revenues derived in the following geographical locations for the three and six months ended June 30, 2023 and 2022.

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
	$	$	$	$
North America	32,895	26,437	64,372	50,292
Rest of World	10,699	8,499	20,681	16,699
	43,594	34,936	85,053	66,991